CAPITAL CONTRIBUTIONS	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
CAPITAL CONTRIBUTIONS

NOTE 16. CAPITAL CONTRIBUTIONS

During the years ended September 30, 2023, 2024, and 2025, the Company’s shareholder, Chan Ming Dave, made capital contributions of HK$4,961,320, HK$762,688, and nil, respectively, to the Company.